VARIABLE INTEREST ENTITIES (VIEs) - SCHEDULE OF ASSETS AND LIABILITIES IMPACTING BALANCE SHEET (Details) - Eskimo SPV Agreement - Golar Eskimo - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Assets
Restricted cash	$ 2,200	$ 4,031
Liabilities
Long-term debt	$ 237,084	$ 254,070